Related Party Transactions	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 — RELATED PARTY TRANSACTIONS

A.	Name and relationship of related parties

Name of related parties	Relationship with the Company
Yujie, Chen	Chief executive officer, a director since January 17, 2023 and beneficial shareholder
Ying Wo Sammy, Ho	A director since May 21, 2024
Ka Wing Eric, Law	Chief financial officer during the period from April 1, 2024 to September 14, 2025
Sing Hon, Lam	Chief financial officer since September 14, 2025
Grande Holding Limited	Substantial shareholder and the then sole shareholder

B.	Summary of balances with related parties

	As of
	September 30, 2025	March 31, 2025
Amounts due to a related party:
Grande Holding Limited	$(1,821,726)	$(1,821,726)

As of September 30, 2025 and March 31, 2025, the amounts due to a related party solely represented amounts due to Grande Holding Limited, which is the controlling shareholder of the Company. These amounts are unsecured, interest-free, and have no fixed terms of repayment. During the six months ended September 30, 2025 and 2024, the Company repaid nil and $12,820 to Grande Holding Limited, respectively.

C.	Summary of related party transactions

A summary of trade transactions with related parties for the six months ended September 30, 2025 and 2024 are listed below:

	September 30,
Employee benefit expense paid to senior management:	2025	2024
Yujie, Chen	$72,949	$47,308
Ying Wo Sammy, Ho	352,115	50,897
Ka Wing Eric, Law	56,013	47,308
Sing Hon, Lam	23,654	N/A	#
Total	$504,731	$145,513
#	These individuals have either left their positions or have not yet been appointed as senior management during the period.